UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                        ----------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      High Rise Capital Management, L.P.
           --------------------------------------------------
Address:   535 Madison Avenue
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------


           --------------------------------------------------
Form 13F File Number:      028-06739
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David O Connor
           --------------------------------------------------
Title:     Senior Managing Member of General Partner
           --------------------------------------------------
Phone:     212-421-7548
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ David O Connor          New York, New York            5/14/09
------------------------   ------------------------------  ----------

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Report Type (Check only one.):

[ X ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   )  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:            32
                                               -------------

Form 13F Information Table Value Total:           $339805
                                               -------------
                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.





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
        Name of         Title of       Value Shrs of SH/ PUT/InvestOther
         Issuer          Class  CUSIP  (x1000PRN AMT PRN CALLDiscreManagSoleShared

ALEXANDERS INC            COM  01475210  1819   10674         Sole      Sole
AMB PROPERTY CORP         COM  00163T10 58970 4095155         Sole      Sole
BRE PROPERTIES, INC       COM  05564E10 21803 1110685         Sole      Sole
BRE PROPERTIES, INC. 4.1 NOTE  05564EBH 2784633700000         Sole      Sole
CAPITAL SENIOR LIVING CO  COM  14047510  3366 1379505         Sole      Sole
CAPITAL LEASE FUNDING IN  COM  14028810  5465 2773938         Sole      Sole
COUSINS PPTYS INC         COM  22279510  7494 1163609         Sole      Sole
DCT INDUSTRIAL TRUST INC  COM  23315310 10557 3330241         Sole      Sole
EXTRA SPACE STORAGE INC.  COM  30225T10  3619  656808         Sole      Sole
FIRST INDUSTRIAL REALTY   COM  32054K10  3517 1435560         Sole      Sole
GLIMCHER REALTY TRUST     COM  37930210   744  531400         Sole      Sole
HFF, INC                  COM  40418F10  3160 1579925         Sole      Sole
ING CLARION GBL REAL EST  COM  44982G10  3716 1172149         Sole      Sole
ISHARES DJ US REAL ESTAT  COM  46428773 16750  657900         Sole      Sole
LIBERTY PROPERTY TRUST S  COM  53117210  5098  269147         Sole      Sole
MACK-CALI REALTY CORP     COM  55448910  8685  438409         Sole      Sole
POST PROPERTIES INC       COM  73746410 36465 3596192         Sole      Sole
PROLOGIS                  COM  74341010  5623  865000         Sole      Sole
PROSHARES ULTRASHORT 20   COM  74347R29 11128  255000         Sole      Sole
PS BUSINESS PARKS, INC.   COM  69360J10  3276   88900         Sole      Sole
PUBLIC STORAGE            COM  74460D10 16951  306800         Sole      Sole
REIS, INC                 COM  75936P10  1708  525600         Sole      Sole
SIMON PROPERTY GROUP      COM  82880610  2598   75000         Sole      Sole
SPDR S&P HOMEBUILDERS     COM  78464A88  1522  143300         Sole      Sole
STRATEGIC HOTELS AND RES  COM  86272T10  3778 5475850         Sole      Sole
STRATUS PPTYS INC         COM  86316720  2860  472765         Sole      Sole
SUNRISE SENIOR LIVING IN  COM  86768K10  2791 4103820         Sole      Sole
THOMAS PROPERTY GROUP     COM  88445310  4927 4175200         Sole      Sole
VENTAS INC                COM  92276F10 10405  460200         Sole      Sole
VORNADO REALTY L.P. 2.85 DBCV  929042AC 1831724000000         Sole      Sole
VORNADO REALTY TRUST      COM  92904210 26188  787844         Sole      Sole
WA REAL ESTATE INVEST TR NOTE  939653AK  866210100000         Sole      Sole


